Derivative Financial Instruments - Additional Information (Detail) (Derivatives Not Designated as Hedging Instruments, Forward Contracts, Foreign Exchange Forward, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Derivatives Not Designated as Hedging Instruments | Forward Contracts | Foreign Exchange Forward
Derivative [Line Items]
Notional amounts of outstanding forward contracts for foreign currency contract	¥ 0	¥ 147